Fees Summary	Jun. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 177,000
Previously Paid Amount	0.00
Total Fee Amount	27.10
Total Offset Amount	0.00
Net Fee	27.10
Narrative - Max Aggregate Offering Price	$ 177,000
Final Prospectus	true